Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2011
Payment Date	9/15/2011
Transaction Month	8
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,766,362.37

Principal:
Principal Collections	$20,476,919.64
Prepayments in Full	$12,376,659.83
Liquidation Proceeds	$536,429.37
Recoveries	$1,623.58

Sub Total	$33,391,632.42

Collections	$37,157,994.79

Purchase Amounts:
Purchase Amounts Related to Principal	$56,530.56
Purchase Amounts Related to Interest	$74.96

Sub Total	$56,605.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$37,214,600.31

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2011
Payment Date	9/15/2011
Transaction Month	8
III. DISTRIBUTIONS

			Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,214,600.31
Servicing Fee	$786,805.04	$786,805.04	$0.00	$0.00	$36,427,795.27
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,427,795.27
Interest — Class A-2 Notes	$132,031.03	$132,031.03	$0.00	$0.00	$36,295,764.24
Interest — Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$36,024,730.07
Interest — Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$35,760,743.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,760,743.82
Interest — Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$35,694,421.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,694,421.15
Interest — Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$35,645,754.65
Third Priority Principal Payment	$6,431,847.75	$6,431,847.75	$0.00	$0.00	$29,213,906.90
Interest — Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$29,154,281.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,154,281.15
Regular Principal Payment	$23,755,868.16	$23,755,868.16	$0.00	$0.00	$5,398,412.99
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,398,412.99
Residual Released to Depositor	$0.00	$5,398,412.99	$0.00	$0.00	$0.00

Total		$37,214,600.31
Principal Payment:

First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$6,431,847.75
Regular Principal Payment	$23,755,868.16

Total	$30,187,715.91
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$30,187,715.91	$109.06	$132,031.03	$0.48	$30,319,746.94	$109.54
Class A-3 Notes	$0.00	$0.00	$271,034.17	$0.81	$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68

Total	$30,187,715.91	$26.55	$841,666.37	$0.74	$31,029,382.28	$27.29

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2011
Payment Date	9/15/2011
Transaction Month	8
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$255,543,927.84	0.9232078	$225,356,211.93	0.8141482
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$860,853,927.84	0.7570542	$830,666,211.93	0.7305065

Pool Information
Weighted Average APR		4.580%		4.566%
Weighted Average Remaining Term		50.83		50.01
Number of Receivables Outstanding		45,061		44,117
Pool Balance		$944,166,043.38		$910,439,371.18
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$862,825,696.08		$832,132,080.09
Pool Factor		0.7744956		0.7468297

VI. OVERCOLLATERALIZATION INFORMATION
Specified Reserve Balance				$12,190,722.41
Targeted Credit Enhancement Amount				$13,656,590.57
Yield Supplement Overcollateralization Amount				$78,307,291.09
Targeted Overcollateralization Amount				$79,773,159.25
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)				$79,773,159.25

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance				$12,190,722.41
Reserve Account Deposits Made				$0.00
Reserve Account Draw Amount				$0.00

Ending Reserve Account Balance				$12,190,722.41
Change in Reserve Account Balance				$0.00

Specified Reserve Balance				$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2011
Payment Date	9/15/2011
Transaction Month	8
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	119	$280,132.80
(Recoveries)	5	$1,623.58

Net Losses for Current Collection Period		$278,509.22
Cumulative Net Losses Last Collection Period		$859,790.42

Cumulative Net Losses for all Collection Periods		$1,138,299.64

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.35%
Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.87%	370	$7,891,860.01
61-90 Days Delinquent	0.07%	28	$637,792.78
91-120 Days Delinquent	0.04%	16	$401,814.88
Over 120 Days Delinquent	0.04%	17	$405,997.76

Total Delinquent Receivables	1.03%	431	$9,337,465.43

Repossession Inventory:

Repossessed in the Current Collection Period		49	$1,118,809.91
Total Repossessed Inventory		55	$1,442,966.20

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3449%
Preceding Collection Period			0.2547%
Current Collection Period			0.3604%
Three Month Average			0.3200%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1080%
Preceding Collection Period			0.1509%
Current Collection Period			0.1383%
Three Month Average			0.1324%